Non-controlling interests (Details)	12 Months Ended
Dec. 31, 2023 USD ($)
Begining balance	$ 0
Initial recognition of non-controlling interests	(24,467)
Share-based payments	16,702
Deemed dividend	8,673
Comprehensive loss for the period	(328,409)
Ending balance	$ (327,501)